Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Standardized Measure of Future Net Cash Flows Relating to Proved Reserves (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows				₨ 493,984	₨ 629,770	₨ 161,541
Future production costs				(301,972)	(349,686)	(83,517)
Future development costs				(28,465)	(55,167)	(22,648)
Future income tax expenses				(43,544)	(67,890)	(3,528)
Undiscounted future net cash flows				120,003	157,025	51,848
10 percent midyear annual discount for timing of estimated cash flows				(33,298)	(42,981)	(5,533)
Standardized measure of discounted future net cash flows	₨ 114,044	₨ 46,315	₨ 47,493	86,705	114,044	46,315
Beginning balance	114,044	46,315	47,493
Sales and transfers of oil and gas, net of production cost	(80,409)	(77,131)	(55,317)
Development cost incurred	39,114	58,242	8,388
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	43	12,071	4,075
Net change due to revisions in quantity estimates	13,595	158,825	25,035
Net change in prices, transfer prices and in production cost	(35,288)	42,652	15,257
Changes in estimated future development costs	(436)	(85,499)	(1,785)
Accretion of discount	18,193	4,985	4,887
Net change in income taxes	17,849	(46,416)	(1,718)
Timing	0	0	0
Ending balance	86,705	114,044	46,315
India [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows				493,984	629,770	161,541
Future production costs				(301,972)	(349,686)	(83,517)
Future development costs				(28,465)	(55,167)	(22,648)
Future income tax expenses				(43,544)	(67,890)	(3,528)
Undiscounted future net cash flows				120,003	157,025	51,848
10 percent midyear annual discount for timing of estimated cash flows				(33,298)	(42,981)	(5,533)
Standardized measure of discounted future net cash flows	114,044	46,315	47,493	86,705	114,044	46,315
Beginning balance	114,044	46,315	47,493
Sales and transfers of oil and gas, net of production cost	(80,409)	(77,131)	(55,317)
Development cost incurred	39,114	58,242	8,388
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	43	12,071	4,075
Net change due to revisions in quantity estimates	13,595	158,825	25,035
Net change in prices, transfer prices and in production cost	(35,288)	42,652	15,257
Changes in estimated future development costs	(436)	(85,499)	(1,785)
Accretion of discount	18,193	4,985	4,887
Net change in income taxes	17,849	(46,416)	(1,718)
Timing	0	0	0
Ending balance	86,705	114,044	46,315
Sri Lanka [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows				0	0	0
Future production costs				0	0	0
Future development costs				0	0	0
Future income tax expenses				0	0	0
Undiscounted future net cash flows				0	0	0
10 percent midyear annual discount for timing of estimated cash flows				0	0	0
Standardized measure of discounted future net cash flows	0	0	0	0	0	0
Beginning balance	0	0	0
Sales and transfers of oil and gas, net of production cost	0	0	0
Development cost incurred	0	0	0
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	0	0	0
Net change due to revisions in quantity estimates	0	0	0
Net change in prices, transfer prices and in production cost	0	0	0
Changes in estimated future development costs	0	0	0
Accretion of discount	0	0	0
Net change in income taxes	0	0	0
Timing	0	0	0
Ending balance	0	0	0
South Africa [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows				0	0	0
Future production costs				0	0	0
Future development costs				0	0	0
Future income tax expenses				0	0	0
Undiscounted future net cash flows				0	0	0
10 percent midyear annual discount for timing of estimated cash flows				0	0	0
Standardized measure of discounted future net cash flows	0	0	0	₨ 0	₨ 0	₨ 0
Beginning balance	0	0	0
Sales and transfers of oil and gas, net of production cost	0	0	0
Development cost incurred	0	0	0
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	0	0	0
Net change due to revisions in quantity estimates	0	0	0
Net change in prices, transfer prices and in production cost	0	0	0
Changes in estimated future development costs	0	0	0
Accretion of discount	0	0	0
Net change in income taxes	0	0	0
Timing	0	0	0
Ending balance	₨ 0	₨ 0	₨ 0